Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accrued Liabilities
6. Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Marketing expenses	$1,122	$600
Legal fees	968	74
Payroll costs	919	322
Tax payables	651	597
Warrant exercise deposit liability	664	—
Other accrued liabilities	660	433

Total accrued liabilities	$4,984	$2,026